Warrants (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of movement in number of warrants

	For the financial year ended March 31
Number of warrants	2021	2020	2019
Opening balance as of April 1	—	—	—
Issuance of warrants	30,849,974	—	—
Exercises of warrants	(114,024)	—	—
Closing balance as of March 31	30,735,950	—	—

Disclosure of movement in warrant liabilities

(EUR thousand)	For the financial year ended March 31
Warrant liabilities	2021	2020	2019
Opening balance as of April 1	—	—	—
Issuance of warrants	20,196	—	—
Exercises of warrants	(73)	—	—
Change in fair value of warrants	10,856	—	—
Closing balance as of March 31	30,979	—	—